6. EQUITY TRANSACTIONS (Details - Stockbased Compensation) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Total Stock-Based Compensation	$ 416,481	$ 607,946
Restricted Stock Grant
Total Stock-Based Compensation	0	64,444
Incremental fair value of option modifications
Total Stock-Based Compensation	0	1,914
Stock Options
Total Stock-Based Compensation	$ 416,481	$ 541,588